Cover	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2021
Entity File Number	001-40379
Entity Registrant Name	FIVE STAR BANCORP
Entity Central Index Key	0001275168
Entity Tax Identification Number	75-3100966
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	3100 Zinfandel Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rancho Cordova
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95670
City Area Code	(916)
Local Phone Number	626-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	FSBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false